Location in Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss and Amount of Realized and Unrealized Gains/(Losses) Recognized in Income for Derivative Contracts Not Designated as Hedging Instruments (Detail)
In Thousands, unless otherwise specified
	9 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2013 Not designated as hedging instrument USD ($)	Sep. 30, 2013 Not designated as hedging instrument CNY	Sep. 30, 2012 Not designated as hedging instrument CNY	Sep. 30, 2013 Not designated as hedging instrument Foreign exchange contracts USD ($)	Sep. 30, 2013 Not designated as hedging instrument Foreign exchange contracts CNY	Sep. 30, 2012 Not designated as hedging instrument Foreign exchange contracts CNY	Sep. 30, 2013 Not designated as hedging instrument Commodity contracts USD ($)	Sep. 30, 2013 Not designated as hedging instrument Commodity contracts CNY	Sep. 30, 2012 Not designated as hedging instrument Commodity contracts CNY	Sep. 30, 2013 Not designated as hedging instrument Interest Rate Swap USD ($)	Sep. 30, 2013 Not designated as hedging instrument Interest Rate Swap CNY	Sep. 30, 2012 Not designated as hedging instrument Interest Rate Swap CNY
Derivative Instruments, Gain (Loss) [Line Items]
Amount of realized gains/(losses) recognized in income	$ 2,351	14,389	20,269				$ 4,563	27,926	38,046	$ (2,212)	(13,537)	(17,777)
Amount of unrealized gains/(losses) recognized in income	2,339	14,314	(12,255)				2,005	12,274	(35,005)	296	1,809	25,883	38	231	(3,133)
Amount of realized and unrealized gains/(losses) recognized in income	$ 4,690	28,703	8,014	$ 4,690	28,703	8,014